UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (807) 221-5672

Date of fiscal year end: September 30, 2008

Date of reporting period: June 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund II—Arizona Portfolio

Portfolio of Investments

June 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 101.1%
Long-Term Municipal Bonds - 92.6%
Arizona - 77.8%
Arizona Cap Fac Fin Corp Student Hsg Rev (Arizona St Univ Proj)
Series 00
6.25%, 9/01/32	$2,000	$2,001,480
Arizona Game & Fish Dept
5.00%, 7/01/26	1,000	975,660
Arizona HFA SFMR (Tucson & Pima Proj) AMT
GNMA/ FNMA Series 02A
5.50%, 1/01/35 (a)	360	363,334
Arizona Hlth Fac Auth (Phoenix Children’s Hosp)
2.55%, 2/01/42 (b)	1,150	1,100,884
Arizona Hlth Fac Auth (Phoenix Children’s Hosp) (Prerefunded)
Series 02A
6.00%, 2/15/32	5,700	6,240,360
Arizona Hlth Fac Auth Rev (Blood System Inc.)
Series 04
5.00%, 4/01/19	750	757,770
Arizona Sch Brd Fac Rev
Series 01
5.00%, 7/01/19	6,730	7,104,794
Arizona St COP
FSA Series A
5.00%, 9/01/24 (c)	6,000	6,110,100
Arizona St Transp Brd Hwy Rev
5.00%, 7/01/20	5,000	5,276,200
Series 04B
5.00%, 7/01/24	4,300	4,432,354
Arizona St Univ COP (Research Infra Proj)
AMBAC Series 05A
5.00%, 9/01/23	2,000	2,032,700

Arizona Student Loan Auth (Student Loan Rev) AMT
Series 99B-1
5.90%, 5/01/24	1,500	1,517,430
Arizona Tourism & Sports Auth Tax Rev (Multipurpose Stadium Fac)
MBIA Series 03A
5.00%, 7/01/25	2,400	2,450,976
Arizona Wtr Infra Fin Auth Rev (Wtr Quality)
Series 06A
5.00%, 10/01/24	4,000	4,169,800
Estrella Mtn Ranch CFD (Desert Village)
7.375%, 7/01/27	1,474	1,530,793
Series 01A
7.875%, 7/01/25	3,145	3,287,248
Gilbert Wtr Res Muni Ppty Corp.
Series 04
4.90%, 4/01/19	2,500	2,483,325
Glendale IDA (John C Lincoln Hlth)
Series 05B
5.25%, 12/01/22	1,000	964,690
Glendale IDA Ed Fac (Midwestern Univ)
Series 01A
5.875%, 5/15/31	3,770	4,095,728
Goodyear CFD (Palm Valley)
Series 96C
7.25%, 7/01/16	2,108	2,111,668
Goodyear IDA Wtr & Swr Rev (Litchfield Pk Svc Proj) AMT
Series 99
5.95%, 10/01/23	3,160	3,162,939
Greater Arizona Dev Auth Infra Rev
MBIA Series 05A
5.00%, 8/01/21	1,600	1,667,664
MBIA Series 05B
5.00%, 8/01/25	4,320	4,404,931
Hassayampa CFD #2
Series 96
7.75%, 7/01/21	2,265	2,250,368
Hassayampa CFD #2 (Forest Ridge Estates)
Series 00
7.50%, 7/01/24	645	668,536

Maricopa Cnty SFMR (Mtg Rev) AMT
GNMA/ FNMA/ FHLMC Series 00-1C
6.25%, 12/01/30	5	5,045
GNMA/ FNMA/ FHLMC Series 01
5.63%, 3/01/33	535	540,409
GNMA/ FNMA/ FHLMC Series 02-B1
6.20%, 3/01/34 (a)	50	50,073
Mesa Cnty IDA Hlth Fac (Discovery Hlth Sys)
MBIA Series 99A
5.75%, 1/01/25 (d)	15,000	15,780,300
Nogales Muni Dev Auth
AMBAC Series 05
5.00%, 6/01/27	1,000	937,200
Northern Arizona Univ COP (Northern Arizona Univ Research Proj)
AMBAC Series 04
5.125%, 9/01/21 - 9/01/24	7,140	7,437,752
Phoenix Civic Impr Corp. (Senior Lien Arpt Rev)
5.00%, 7/01/26	4,080	4,118,352
Phoenix Civic Impr Corp. Excise Tax Rev (Civic Plaza Exp Proj)
FGIC Series 05A
5.00%, 7/01/23	5,500	5,626,995
Phoenix IDA (Capitol Mall LLC Proj)
AMBAC Series 05
5.00%, 9/15/25	5,935	6,089,666
Phoenix IDA SFMR (Mtg Rev) AMT
GNMA/ FNMA/ FHLMC Series 02A-1
5.75%, 9/01/33 (a)	25	25,019
Pima Cnty IDA (Horizon Comnty Learning Ctr)
Series 05
5.125%, 6/01/20	1,500	1,428,570
Pima Cnty IDA MFHR (La Hacienda)
GNMA Series 99
7.00%, 12/20/31	1,290	1,463,402
Pima Cnty IDA SFMR (Mtg Rev) AMT
GNMA/ FNMA Series 99B-1
6.10%, 5/01/31	65	65,390
Pinal Cnty COP
AMBAC Series 01
5.125%, 6/01/21	1,000	1,016,770
Series 04
5.00%, 12/01/24	3,780	3,775,615
Pinal Cnty IDA Correctional Fac Contract (Florence West Prison Proj)
ACA Series 06A
5.25%, 10/01/22	1,400	1,324,610

Queen Creek Impr Dist #1
5.00%, 1/01/26	600	552,630
Salt Verde Fin Corp. (Prepaid Gas)
5.25%, 12/01/22 - 12/01/23	1,165	1,104,496
Scottsdale IDA (Scottsdale Healthcare)
5.00%, 9/01/23	500	482,450
Show Low Assmt Dist #6 (Torreon)
ACA Series 00
6.00%, 1/01/18	955	960,061
Show Low IDA Hosp Rev (Navapache Regl Med Ctr)
RADIAN Series 05
5.00%, 12/01/25	1,415	1,300,272
Stoneridge CFD
Series 01
6.75%, 7/15/26	1,650	1,678,380
Sundance CFD No 1
Series 02
7.75%, 7/01/22	1,826	1,862,849
Tax Exempt Muni Infra Trust
Series 04B, Class A
4.05%, 12/01/08 (e)	3,310	3,313,575
Tempe Excise Tax Rev
5.00%, 7/01/24	1,035	1,068,265
Tolleson IDA MFHR (Copper Cove) AMT
GNMA Series 01A
5.50%, 11/20/41	5,825	5,584,544
Tucson & Pima IDA SFMR (Mtg Bkd Sec Prog) AMT
GNMA/ FNMA/ FHLMC Series 01A-1
6.35%, 1/01/34 (a)(f)	535	537,910
Tucson Arpt Auth Rev AMT
AMBAC Series 01
5.35%, 6/01/31	6,475	6,259,059
Tucson COP
MBIA Series 04A
5.00%, 7/01/23 - 7/01/24	6,100	6,295,671
Tucson Hgr Ed (Univ Arizona)
AMBAC Series 02A
5.00%, 7/15/32	1,000	1,001,430
Univ Med Ctr Corp. Hosp Rev
5.00%, 7/01/35	3,500	3,120,355
Univ of Arizona COP
AMBAC
5.00%, 6/01/12	3,040	3,208,659
5.25%, 6/01/14 - 6/01/15	5,000	5,338,130

West Campus Hsg LLC Student Hsg Rev (Arizona St Univ West Campus)
AMBAC Series 05
5.00%, 7/01/30	1,500	1,507,020
Yavapai Cnty Hosp Rev (Regl Med Ctr)
RADIAN Series 03A
5.25%, 8/01/21	4,000	4,029,920

		170,052,576

Florida - 0.6%
Double Branch CDD (Oakleaf Village)
Series 02A
6.70%, 5/01/34	970	988,100
Fiddlers Creek CDD (Prerefunded)
Series 99B
5.80%, 5/01/21	405	378,870

		1,366,970

Puerto Rico - 13.4%
Puerto Rico
FGIC Series 02A
5.00%, 7/01/32	2,500	2,667,475
Puerto Rico (Pub Impr)
5.25%, 7/01/23	575	576,115
Series 01A
5.50%, 7/01/19	500	520,515
Series 03A
5.25%, 7/01/23	500	502,830
Puerto Rico Conv Ctr Dist Auth (Hotel Occupancy Rev)
AMBAC Series 06A
5.00%, 7/01/18	6,000	6,114,780
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20 - 7/01/22	6,400	6,442,198
Puerto Rico Govt Dev Bank (Sr Notes)
Series 06B
5.00%, 12/01/15	500	510,215
Puerto Rico HFA (Cap Fd Program)
5.00%, 12/01/17	4,870	4,959,852
Puerto Rico Hwy & Transp Auth
FSA
5.00%, 7/01/32	3,400	3,498,047
Puerto Rico IFA Hlth Fac (Ascension Hlth)
Series 00A
6.125%, 11/15/30	1,500	1,566,510

Univ of Puerto Rico
5.00%, 6/01/18	1,855	1,874,236

		29,232,773

Texas - 0.8%
Texas Trpk Auth
AMBAC Series 02A
5.50%, 8/15/39	1,750	1,772,348

Total Long-Term Municipal Bonds (cost $201,656,108)		202,424,667

Short-Term Municipal Notes - 8.5%
Alaska - 2.6%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj)
Series 03A
2.05%, 6/01/37 (g)	800	800,000
Series 03B
2.05%, 7/01/37 (g)	4,800	4,800,000

		5,600,000

Colorado - 0.5%
Colorado Ed & Cultural Fac Auth (Natl Jewish Fed Bd Prog)
1.70%, 9/01/35 (g)	1,000	1,000,000

Florida - 1.6%
Orange Cnty IDA (Catholic Charities Ctr)
1.50%, 7/01/37 (g)	3,500	3,500,000

Illinois - 1.1%
Romoeoville Rev (Lewis Univ)
1.70%, 10/01/36 (g)	2,500	2,500,000

Kentucky - 0.5%
Christian Cnty Assoc
1.70%, 4/01/37 (g)	1,200	1,200,000

Mississippi - 1.0%
Jackson Cnty Port Fac Rev (Chevon USA Inc. Proj)
2.50%, 6/01/23 (g)	2,200	2,200,000

Pennsylvania - 0.7%
Langhorne Manor Hgr Ed & Hlth Auth (Wesley Enhanced Living)
RADIAN Series 2005A
2.10%, 10/01/32 (g)	1,500	1,500,000

Washington - 0.5%
Washington St Hsg Fin Commission (Franke Tobey Jones Proj)
1.61%, 9/01/33 (g)	1,000	1,000,000

Total Short-Term Municipal Notes (cost $18,500,000)	18,500,000

Total Investments - 101.1% (cost $220,156,108)	220,924,667
Other assets less liabilities - (1.1)%	(2,321,773)

Net Assets - 100.0%	$218,602,894

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$1,100	7/12/08	BMA	*	3.8154%	$5,593
Merrill Lynch	1,440	2/12/12	BMA	*	3.5480%	34,380
Merrill Lynch	1,000	8/09/26	4.0632%		BMA *	(38,269)

(a)	Variable rate coupon, rate shown as of June 30, 2008.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2008.
(c)	When-Issued or delayed delivery security.
(d)	Position, or a portion thereof, has been segregated to collateralize when issued and/or delayed delivery security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the market value of this security amounted to $3,313,575 or 1.5% of net assets.
(f)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(g)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

As of June 30, 2008, the Portfolio held 46% of net assets in insured bonds (of this amount 9% represents the Portfolio’s holding in pre-refunded bonds). 20% of the Portfolio’s insured bonds were insured by AMBAC.

Glossary:

ACA	—	ACA Capital
AMBAC	—	American Bond Assurance Corporation
AMT	—	Alternative Minimum Tax (subject to)
CDD	—	Community Development District
CFD	—	Community Facilities District
COP	—	Certificate of Participation
FGIC	—	Financial Guaranty Insurance Company
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance Inc.
GNMA	—	Government National Mortgage Association
HFA	—	Housing Finance Authority
IDA	—	Industrial Development Authority/Agency
IFA	—	Industrial Finance Authority
MBIA	—	Municipal Bond Investors Assurance
MFHR	—	Multi-Family Housing Revenue
RADIAN	—	Radian Group, Inc.
SFMR	—	Single Family Mortgage Revenue

AllianceBernstein Municipal Income Fund II—Florida Portfolio

Portfolio of Investments

June 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.9%
Long-Term Municipal Bonds - 98.3%
Florida - 58.5%
Beacon Tradeport CDD
Series 02B
7.25%, 5/01/33	$855	$862,934
Bonnet Creek Resort CDD
Series 02
7.25%, 5/01/18	2,000	2,031,320
Brevard Cnty Loc Fuel Tax Rev
FGIC Series 05
5.00%, 8/01/25	3,290	3,271,181
Capital Trust Agy Arpt Fac (Cargo Acq Grp) AMT
Series 02
6.25%, 1/01/19	490	497,840
Series 03
5.75%, 1/01/32	2,000	1,856,820
Concorde Estates CDD
Series 04B
5.00%, 5/01/11	700	679,336
Crossings at Fleming Island CDD (Eagle Harbor)
Series 00C
7.10%, 5/01/30	2,240	2,260,720
Dade Cnty HFA MFHR (Golden Lakes Apts) AMT
Series 97A
6.00%, 11/01/32	250	250,290
6.05%, 11/01/39	750	750,870
Deltona Util Sys Rev
MBIA Series 03
5.125%, 10/01/27	2,440	2,461,570
Florida HFA MFHR (Turtle Creek Apts) AMT
AMBAC Series 96C
6.20%, 5/01/36	3,245	3,249,543

Florida HFC MFHR (Logans Pointe Apts) AMT
FSA Series 99
6.00%, 6/01/39	5,055	5,116,671
Florida HFC MFHR (Mystic Pointe II) AMT
GNMA Series 00
6.30%, 12/01/41	1,165	1,187,659
Florida HFC MFHR (Sabal Chase Apts) AMT
FSA Series 00
6.00%, 5/01/40	3,650	3,696,829
Florida HFC MFHR (Spring Harbor Apts) AMT
Series 99C-1
5.90%, 8/01/39	2,540	2,541,270
Florida HFC MFHR (Walker Ave Club) AMT
FSA Series 00L-1
6.00%, 12/01/38	3,435	3,460,247
Florida HFC MFHR (Waverly Apts) AMT
FSA Series 00C-1
6.50%, 7/01/40	2,790	2,854,589
Florida St Brd of Ed
MBIA Series 02A
5.00%, 6/01/32	2,500	2,513,925
Gateway CDD (Sun City Ctr)
Series 03B
5.50%, 5/01/10	230	226,925
Hamal CDD (Prerefunded)
Series 01
6.65%, 5/01/21	1,100	1,207,426
Herons Glen Recreational Dist
Series 99
5.90%, 5/01/19	2,385	2,476,894
Highlands Cnty Hlth Fac Auth (Adventist/Sunbelt Hosp)
Series 01A
6.00%, 11/15/31	2,000	2,192,580
Indian River Cnty Sch Brd COP
MBIA Series 05
5.00%, 7/01/23	2,480	2,513,579
Indian Trace Dev Dist Spl Assmt (Wtr Mgmt Spl Benefit)
MBIA Series 05
5.00%, 5/01/22	680	696,041
Jacksonville Excise Taxes Rev
AMBAC Series 02B
5.00%, 10/01/26	3,925	3,974,062

Lee Cnty Arpt Rev (Southwest Int’l Arpt) AMT
FSA Series 00A
6.00%, 10/01/32	13,500	13,688,730
Manatee Cnty HFA SFMR (Mtg Rev) AMT
GNMA Series 99
6.25%, 11/01/28	270	271,142
Marshall Creek CDD
Series 02A
6.625%, 5/01/32	900	932,589
Miami Beach Hlth Fac Auth (Mt Sinai Med Ctr)
Series 01A
6.80%, 11/15/31	1,600	1,602,992
Miami-Dade Cnty HFA MFHR (Cnty Club Villas Apts) AMT
Series 99A
6.20%, 10/01/39	5,145	5,193,775
Miami-Dade Cnty HFA SFMR (Home Ownship Mtg) AMT
GNMA/ FNMA Series 00A-1
6.00%, 10/01/32	745	754,000
Miromar Lakes CDD
Series 00A
7.25%, 5/01/12	2,550	2,521,261
North Broward Hosp Dist Rev (Prerefunded)
Series 01
6.00%, 1/15/31	1,500	1,613,715
North Broward Hosp Dist Rev (Unrefunded)
Series 01
6.00%, 1/15/31	200	215,670
Northern Palm Beach Cnty Impr Dist
6.10%, 8/01/21	585	629,725
Northern Palm Beach Cnty Impr Dist (Mirasol Unit #43)
6.125%, 8/01/31	1,000	1,094,430
Northern Palm Beach Cnty Impr Dist (Unit Dev 27B)
Series 02
6.40%, 8/01/32	1,075	1,067,099
Orange Cnty HFA MFHR (Loma Vista Proj) AMT
Series 99G
5.50%, 3/01/32	2,000	1,925,620

Orange Cnty Hosp Rev (Orlando Regl) (Prerefunded)
Series 02
5.75%, 12/01/32	1,320	1,443,196
Preserve at Wilderness Lake CDD
Series 02A
7.10%, 5/01/33	1,425	1,452,802
South Miami Hlth Fac Hosp Rev (Baptist Hlth)
5.25%, 11/15/33	2,000	2,144,180
Tallahassee Hosp Rev (Tallahassee Memorial)
Series 00
6.375%, 12/01/30	2,750	2,766,528
Tampa Hgr Ed (Tampa Univ Proj)
RADIAN Series 02
5.625%, 4/01/32	3,175	3,191,161
Village Ctr CDD Util Rev
MBIA
5.125%, 10/01/28	1,000	1,018,360
Volusia Cnty Ed Fac Auth (Embry Riddle Aero Univ)
Series 99A
5.75%, 10/15/29	2,000	1,963,940
Waterlefe CDD
Series 01
6.95%, 5/01/31	665	686,473
West Palm Beach Comnty Redev Agy (Northwood-Pleasant Comnty Redev)
5.00%, 3/01/25 - 3/01/29	3,640	3,343,096

		102,351,605

Arizona - 1.6%
Arizona Hlth Fac Auth (Phoenix Children’s Hosp)
2.55%, 2/01/42 (a)	1,250	1,196,613
Queen Creek Impr Dist #1
5.00%, 1/01/26	600	552,630
Salt Verde Fin Corp. (Prepaid Gas)
5.25%, 12/01/23	1,125	1,063,485

		2,812,728

Colorado - 0.4%
Colorado Hlth Fac Auth (Evangelical Lutheran Proj)
5.25%, 6/01/19 - 6/01/23	700	699,071

District Of Columbia - 4.8%
Dist of Columbia
FSA Series 2007C
5.00%, 6/01/23	3,205	3,279,773
Washington Conv Ctr Auth
AMBAC
5.00%, 10/01/23	5,000	5,067,050

		8,346,823

Illinois - 1.3%
Chicago Incr Alloc (Diversey/Narragansett Redevelopment Proj)
7.46%, 2/15/26	830	853,489
Hampshire Spl Svc Area No 14
5.80%, 3/01/26	775	695,934
Manhattan (No 04-1 Brookstone Springs Proj)
Series 05
5.875%, 3/01/28	703	645,797

		2,195,220

Indiana - 3.9%
Franklin Indl Sch Bldg
5.00%, 7/15/21 - 7/15/22	6,625	6,871,735

Iowa - 0.1%
Coralville Urban Rev Tax Incr
Series 07C
5.00%, 6/01/18	100	100,352

Kansas - 0.2%
Lenexa Hlth Care Fac (Lakeview Village Inc.)
5.25%, 5/15/22	390	354,151

Louisiana - 2.9%
Lafayette Communications (Communications Sys Rev)
XLCA
5.25%, 11/01/20	2,215	2,361,124
Louisiana Agriculture Fin Auth
5.25%, 9/15/17	1,130	1,116,135
New Orleans
RADIAN
5.00%, 12/01/18	1,550	1,580,240

		5,057,499

Michigan - 1.7%
Detroit Wtr Sup Sys
FSA Series 2006A
5.00%, 7/01/24	2,975	3,023,998

Minnesota - 1.6%
Maple Grove Hlth Care
5.00%, 5/01/22	1,350	1,339,268
St. Paul Hsg & Redev Auth (Hltheast Proj)
Series 05
6.00%, 11/15/25	500	510,085
Western Minnesota Muni Pwr Agy
FSA
5.00%, 1/01/17	900	966,285

		2,815,638

Missouri - 0.1%
Riverside IDA (Riverside Horizons Proj)
ACA Series 07A
5.00%, 5/01/27	160	143,078

New Mexico - 2.3%
Clayton Jail Proj Rev
CIFG
5.00%, 11/01/26	4,620	4,110,876

New York - 0.6%
New York Liberty Dev Corp. Rev (National Sports Museum Proj)
6.125%, 2/15/19	500	497,840
New York St Dorm Auth (Orange Regl Med Ctr)
Series 2008
6.50%, 12/01/21	460	478,672

		976,512

North Dakota - 0.4%
Ward Cnty Hlth Care Fac (Trinity Hlth)
5.125%, 7/01/20	685	660,909

Ohio - 1.7%
Cleveland Cuyahoga Port Auth (Univ Heights Ohio-Pub Parking Proj)
Series 01
7.35%, 12/01/31	3,000	3,055,800

Pennsylvania - 0.7%
Allegheny Cnty Hosp (West Pennsylvania Hlth Sys)
Series 07A
5.00%, 11/15/17	1,300	1,198,132

Puerto Rico - 1.6%
Puerto Rico (Pub Impr)
5.25%, 7/01/23	600	601,164
Series 01A
5.50%, 7/01/19	500	520,515
Series 04A
5.25%, 7/01/19	960	979,267
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19	730	734,234

		2,835,180

South Carolina - 0.5%
Scago Ed Fac Corp. (Calhoun Sch Dist)
RADIAN
5.00%, 12/01/21	945	935,862

Tennessee - 0.4%
Sullivan Cnty Hlth Ed
5.00%, 9/01/22	725	699,973

Texas - 5.7%
Bexar Cnty Hlth Fac Dev Corp Rev
5.00%, 7/01/27	150	133,445
Camino Real Regl Mobility Auth
5.00%, 2/15/22	1,270	1,272,705
Magnolia Tax ISD
5.00%, 8/15/20	6,165	6,444,768
North Texas Hlth Fac (United Regl Hlth Care Sys)
FSA
5.00%, 9/01/24	250	249,982
Tyler Tex Hlth Fac Dev Corp.
5.25%, 7/01/26	2,000	1,884,520

		9,985,420

Utah - 0.2%
Spanish Fork City Charter Sch Rev
5.55%, 11/15/21	370	344,514

Washington - 6.2%
Energy Northwest Wind
AMBAC
5.00%, 7/01/21	3,625	3,706,454
King Cnty Sch Dist No 414 (Lake Washington)
MBIA SCH BD GTY
5.00%, 12/01/24	4,500	4,611,555
Spokane
AMBAC
5.00%, 12/01/22	2,390	2,443,918

		10,761,927

Wisconsin - 0.9%
Wisconsin HEFA (Wheaton Franciscan)
MBIA
5.25%, 8/15/20	1,600	1,503,424

Total Long-Term Municipal Bonds (cost $173,140,946)		171,840,427

Short-Term Municipal Notes - 0.6%
Alaska - 0.6%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj)
Series 03B
2.05%, 7/01/37 (b)
(cost $1,000,000)	1,000	1,000,000

Total Investments - 98.9% (cost $174,140,946)	172,840,427
Other assets less liabilities - 1.1%	1,996,577

Net Assets - 100.0%	$174,837,004

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments Received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$1,100	7/12/08	BMA	*	3.8154%	$5,593
Merrill Lynch	1,540	2/12/12	BMA	*	3.5480%	36,768
Merrill Lynch	5,300	10/21/16	BMA	*	4.1285%	296,010

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2008.
(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

As of June 30, 2008, the Portfolio held 52% of net assets in insured bonds (of this amount 0% represents the Portfolio’s holding in pre-refunded bonds). 21% of the Portfolio’s insured bonds were insured by FSA.

Glossary:

ACA	—	ACA Capital
AMBAC	—	American Bond Assurance Corporation
AMT	—	Alternative Minimum Tax (subject to)
CDD	—	Community Development District
CIFG	—	CIFG Assurance North America, Inc.
COP	—	Certificate of Participation
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance Inc.
GNMA	—	Government National Mortgage Association
HEFA	—	Health & Education Facility Authority
HFA	—	Housing Finance Authority
HFC	—	Housing Finance Corporation
IDA	—	Industrial Development Authority/Agency
ISD	—	Independent School District
MBIA	—	Municipal Bond Investors Assurance
MFHR	—	Multi-Family Housing Revenue
RADIAN	—	Radian Group, Inc.
SFMR	—	Single Family Mortgage Revenue
XLCA	—	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II—Massachusetts Portfolio

Portfolio of Investments

June 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.1%
Long-Term Municipal Bonds - 82.6%
Massachusetts - 65.0%
Massachusetts Bay Transp Auth
Series 04A
5.25%, 7/01/21	$2,000	$2,187,780
Massachusetts Dev Fin Agy (Massachusetts Biomedical)
Series 00C
6.25%, 8/01/20	3,000	3,143,040
Massachusetts Dev Fin Agy (Massachusetts Coll of Pharmacy)
Series 99B
6.75%, 7/01/30	3,350	3,585,740
Massachusetts Dev Fin Agy (Suffolk Univ)
Series 99
5.85%, 7/01/29	1,375	1,438,662
Massachusetts Dev Fin Agy (Worchester Redev)
RADIAN Series 99
5.25%, 6/01/19	2,350	2,445,574
Massachusetts Ed Fin Auth (Ed Loan) AMT
MBIA Series 00G
6.00%, 12/01/16	820	824,453
Massachusetts HEFA
5.75%, 7/01/32	3,835	4,153,880
6.00%, 7/01/31	545	597,107
FGIC
5.00%, 5/15/25	2,000	1,840,295
Massachusetts HEFA (Berkshire Hlth Sys)
RADIAN Series 01E
5.70%, 10/01/25	4,000	4,062,920
Massachusetts HEFA (Cape Cod Hlthcare)
RADIAN Series 01C
5.25%, 11/15/31	2,600	2,531,568

Massachusetts HEFA (Caregroup Healthcare Sys)
5.375%, 7/01/25	1,000	1,004,990
Massachusetts HEFA (Covenant Hlth Sys)
6.00%, 7/01/31	1,955	2,018,831
Massachusetts HEFA (Partners Healthcare Sys)
5.75%, 7/01/32	165	172,635
Massachusetts HEFA (Univ of Massachusetts Proj)
MBIA Series 02C
5.25%, 10/01/31	6,440	6,946,506
Massachusetts HEFA (Winchester Hosp)
Series 00E
6.75%, 7/01/30	4,335	4,665,847
Massachusetts HFA MFHR (Rental Rev)
AMBAC Series 95E
6.00%, 7/01/41	4,125	4,161,011
Massachusetts HFA MFHR (Rental Rev) AMT
MBIA Series 00H
6.65%, 7/01/41	4,670	4,824,390
Massachusetts Indl Fin Agy MFHR (Heights Crossing) AMT
FHA Series 95
6.15%, 2/01/35	6,000	6,015,660
Massachusetts Port Auth Spec Fac (US Air Proj) AMT
MBIA Series 96A
5.875%, 9/01/23	2,000	2,011,140
Massachusetts St
FSA Series 05A
5.00%, 3/01/17	5,000	5,325,700
Massachusetts St (Prerefunded)
Series 02C
5.25%, 11/01/30	3,075	3,276,505
Massachusetts St Coll Bldg
AMBAC
5.00%, 5/01/23	2,635	2,687,832
Massachusetts St Dev Fin Agy (Boston Architectural Coll)
ACA
5.00%, 1/01/27	1,750	1,495,025
Massachusetts St Dev Fin Agy (Pharmacy & Allied Hlth)
ASSURED GTY Series 05D
5.00%, 7/01/24	3,500	3,576,615

Massachusetts St Hlth & Ed (Milford Regl Med Ctr)
5.00%, 7/15/22	1,220	1,136,003
Massachusetts St Sch Bldg Auth (Dedicated Sales Tax Rev)
MBIA Series 05A
5.00%, 8/15/19	7,000	7,323,540
Massachusetts St Spl Oblig Rev (Constr Lane)
FSA Series 05A
5.00%, 6/01/23	1,500	1,563,060
Massachusetts St Wtr Pollution Abatement
5.00%, 8/01/20 - 8/01/24	8,000	8,553,109
Springfield
5.00%, 8/01/19	3,000	3,169,050
Univ of Massachusetts Bldg Auth
5.00%, 5/01/26 - 5/01/27	6,000	6,083,442

		102,821,910

Arizona - 1.6%
Goodyear IDA Wtr & Swr Rev (Litchfield Pk Svc Proj) AMT
Series 01
6.75%, 10/01/31	1,160	1,175,161
Stoneridge CFD
Series 01
6.75%, 7/15/26	1,265	1,286,758

		2,461,919

California - 0.6%
California St
Series 03
5.25%, 11/01/25	1,000	1,028,440

Colorado - 0.3%
Murphy Creek Metro Dist No 3 (Ref & Impt)
Series 06
6.00%, 12/01/26	500	407,335

Florida - 1.1%
Crossings at Fleming Island CDD (Eagle Harbor)
Series 00C
7.10%, 5/01/30	1,750	1,766,188

Georgia - 0.3%
Atlanta Tax Alloc (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	444,050

Illinois - 0.5%
Bolingbrook Sales Tax Rev (Bolingbrook)
6.25%, 1/01/24	500	504,255
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj)
Series 05A
5.95%, 3/01/28	395	366,908

		871,163

Maryland - 0.4%
Maryland HEFA (Upper Chesapeake Hosp)
FSA
3.75%, 1/01/43 (a)(b)+	625	625,000

Nevada - 0.6%
Clark Cnty Impr Dist No. 142
Series 03
6.10%, 8/01/18	985	968,964

Pennsylvania - 0.2%
Allegheny Cnty Hosp (West Pennsylvania Hlth Sys)
Series 07A
5.00%, 11/15/17	350	322,574

Puerto Rico - 12.0%
Puerto Rico
Series 06A
5.25%, 7/01/22	500	501,940
Puerto Rico (Pub Impr)
Series 01A
5.50%, 7/01/19	500	520,515
Puerto Rico Elec Pwr Auth
Series 08WW
5.375%, 7/01/23	2,065	2,122,056
XLCA Series 02-1
5.25%, 7/01/22	3,200	3,466,080
Puerto Rico Govt Dev Bank (Sr Notes)
Series 06B
5.00%, 12/01/15	500	510,215
Puerto Rico HFA (Cap Fndtn Program)
5.00%, 12/01/20	1,740	1,739,930
Puerto Rico Hwy & Transp Auth
FGIC Series 03
5.25%, 7/01/14	4,225	4,280,474
FGIC Series 03G
5.25%, 7/01/14	4,410	4,487,396
Puerto Rico Muni Fin Agy
Series 05A
5.25%, 8/01/23	275	276,279
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19	1,025	1,030,945

		18,935,830

Total Long-Term Municipal Bonds (cost $128,612,852)		130,653,373

Short-Term Municipal Notes - 14.5%
Massachusetts - 8.1%
Massachusetts HEFA (Harvard Univ)
GO OF INSTN Series 99R
1.55%, 11/01/49 (b)	355	355,000
Massachusetts HEFA (Northeastern Univ)
2.45%, 10/01/35 (b)	1,500	1,500,000
Massachusetts HEFA (Stone Hill College)
Series 2008K
2.45%, 7/01/37 (b)	400	400,000
Massachusetts HEFA (Wellesley Coll)
Series 99G
1.55%, 7/01/39 (b)	2,500	2,500,000
Massachusetts St (Central Artery)
Series 00A
2.10%, 12/01/30 (b)	2,000	2,000,000
Massachusetts St Dev Fin Agy (Harvard Univ)
Series B-1
1.90%, 7/15/36 (b)	6,050	6,050,000

		12,805,000

Alaska - 2.0%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj)
2.05%, 7/01/37 (b)	700	700,000
Series 03A
2.05%, 6/01/37 (b)	2,000	2,000,000
Series 03B
2.05%, 7/01/37 (b)	500	500,000

		3,200,000

Florida - 1.2%
Alachua County Hlth Fac Auth
Series 02A
2.50%, 12/01/12 (b)	2,000	2,000,000

Illinois - 1.3%
Romoeoville Rev (Lewis Univ)
1.70%, 10/01/36 (b)	2,000	2,000,000

Mississippi - 1.3%
Jackson Cnty Port Fac Rev (Chevon USA Inc. Proj)
2.50%, 6/01/23 (b)	2,000	2,000,000

Rhode Island - 0.6%
Rhode Island Hlth & Ed Bldg Corp.
1.55%, 4/01/35 - 12/01/36 (b)	1,000	1,000,000

Total Short - Term Municipal Notes (cost $23,005,000)		23,005,000

Total Investments - 97.1% (cost $151,617,852)		153,658,373
Other assets less liabilities - 2.9%		4,610,137

Net Assets - 100.0%		$158,268,510

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$8,000	12/01/17	BMA	*	3.7920%	$220,944
Merrill Lynch	700	7/12/08	BMA	*	3.8154%	3,559
Merrill Lynch	5,100	10/01/16	BMA	*	4.1475%	297,709

(a)	Variable rate coupon, rate shown as of June 30, 2008.
(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

+	An auction rate security whose interest rate resets at each auction date . Auctions are typically held every week or month. The rate shown is as of June 30, 2008 and the aggregate market value of this security amounted to $ 625,000 or 0.4% of net assets.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

As of June 30, 2008, the Portfolio held 43% of net assets in insured bonds (of this amount 8% represents the Portfolio’s holding in pre-refunded bonds).

Glossary:

ACA	—	ACA Capital
AMBAC	—	American Bond Assurance Corporation
AMT	—	Alternative Minimum Tax (subject to)
ASSURED GTY	—	Assured Guaranty
CDD	—	Community Development District
CFD	—	Community Facilities District
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance Inc.
GO	—	General Obligation
HEFA	—	Health & Education Facility Authority
HFA	—	Housing Finance Authority
IDA	—	Industrial Development Authority/Agency
MBIA	—	Municipal Bond Investors Assurance
MFHR	—	Multi-Family Housing Revenue
RADIAN	—	Radian Group, Inc.
XLCA	—	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II—Michigan Portfolio

Portfolio of Investments

June 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.6%
Long-Term Municipal Bonds - 92.1%
Michigan - 68.1%
Allen Park Pub Sch Dist
Q-SBLF Series 03
5.00%, 5/01/16 - 5/01/22	$8,630	$9,207,951
Cedar Springs Pub Sch Dist
Q-SBLF Series 03
5.00%, 5/01/28	1,835	1,957,890
Detroit
AMBAC Series 04A-1
5.25%, 4/01/22	6,930	7,108,863
Detroit Sch Brd (Sch Brd Loan Fund)
FSA Series 01A
5.125%, 5/01/31	2,900	3,088,703
Detroit Tax Incr (Diamler/Chrysler Assembly Plant)
Series 98A
5.50%, 5/01/21	1,600	1,309,312
Detroit Wtr Sup Sys
FSA Series 2006A
5.00%, 7/01/24	1,885	1,916,046
Detroit Wtr Sup Sys (Prerefunded)
FGIC Series 01B
5.50%, 7/01/33	3,550	3,798,926
Genesee Cnty (Wtr Sup Sys)
AMBAC Series 04
5.00%, 11/01/26	3,000	3,053,520
Kalamazoo Hosp Fin Auth (Borgess Med Ctr) ETM
FGIC Series 94A
7.093%, 6/01/11 (a)	1,660	1,664,316
Kent Hosp Fin Auth (Metro Hosp Proj)
Series 05A
5.75%, 7/01/25	210	197,016

Lansing Wtr & Elec Sys
FSA Series 03A
5.00%, 7/01/25	2,200	2,263,580
Michigan (Trunk Line Fund) (Prerefunded)
FSA Series 01A
5.25%, 11/01/30	4,000	4,271,080
Michigan HDA MFHR (Arbor Pointe)
GNMA Series 99
5.40%, 6/20/40	1,810	1,812,407
Michigan HDA MFHR (Danbury Manor) AMT
FNMA Series 02A
5.30%, 6/01/35 (b)	2,490	2,484,796
Michigan HDA MFHR (Rental Rev) AMT
AMBAC Series 97A
6.10%, 10/01/33	1,795	1,800,852
GNMA Series 02A
5.50%, 10/20/43	1,950	1,885,065
Michigan Hgr Ed Fac (Hope Coll)
Series 02A
5.90%, 4/01/32	3,465	3,522,692
Michigan Hgr Ed Student Loan Auth AMT
AMBAC Series 17G
5.20%, 9/01/20	3,500	3,434,865
Michigan Hosp Fin Auth (Trinity Hlth)
Series 00A
6.00%, 12/01/27	1,485	1,538,638
Michigan Hosp Fin Auth Rev (Chelsea Comnty Hosp Oblig)
5.00%, 5/15/25	415	378,302
Michigan Hosp Fin Auth Rev (Crittenton Hosp)
Series 02A
5.625%, 3/01/27	1,250	1,272,675
Michigan Strategic Fund Hlth Fac (Autumn Wood)
GNMA Series 02 A
5.20%, 12/20/22	3,000	3,042,900
Michigan Strategic Fund Hlth Fac (Detroit Edison) AMT
XLCA Series 02C
5.45%, 12/15/32	3,000	2,852,340
Michigan Strategic Fund Hlth Fac (Holland Home)
Series 98
5.75%, 11/15/28	1,000	1,024,080

North Muskegon Sch Dist
Q-SBLF Series 03
5.25%, 5/01/28	1,500	1,616,985
Olivet Sch Brd Fund
Q-SBLF Series 02
5.125%, 5/01/28	1,065	1,140,519
Ovid Elsie Schools Brd Fund
Q-SBLF Series 02
5.00%, 5/01/25	2,650	2,824,661
Plymouth Ed Ctr Charter Sch Pub Sch Academy Rev
Series 05
5.125%, 11/01/18	1,050	1,014,395
Royal Oak Hosp Fin Auth (William Beaumont Hosp)
MBIA Series 01M
5.25%, 11/15/35	3,200	3,225,280
Saginaw Hosp Fin Auth (Covenant Med Ctr)
Series 00F
6.50%, 7/01/30	1,770	1,833,791
Southfield Libr Bldg Auth
MBIA
5.00%, 5/01/25	3,340	3,399,686

		79,942,132

California - 1.9%
California Hlth Fac Fin Auth (Sutter Hlth)
Series 00A
6.25%, 8/15/35	1,100	1,158,663
California St
Series 03
5.25%, 11/01/25	1,000	1,028,440

		2,187,103

Florida - 3.3%
Crossings at Fleming Island CDD (Eagle Harbor)
Series 00C
7.10%, 5/01/30	1,835	1,851,974
Double Branch CDD (Oakleaf Village)
Series 02A
6.70%, 5/01/34	955	972,820
Gateway CDD (Sun City Ctr)
Series 03B
5.50%, 5/01/10	295	291,056
Northern Palm Beach Cnty Impr Dist (Unit Dev 27B)
Series 02
6.40%, 8/01/32	740	734,561

		3,850,411

Illinois - 1.0%
Antioch Village Spl Svc Area (Clublands Proj)
Series 03
6.625%, 3/01/33	500	429,260
Antioch Village Spl Svc Area (Deercrest Proj)
Series 03
6.625%, 3/01/33	500	436,515
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj)
Series 05A
5.95%, 3/01/28	395	366,908

		1,232,683

Maryland - 0.4%
Maryland HEFA (Upper Chesapeake Hosp)
FSA
3.75%, 1/01/43 (b)(c)+	525	525,000

Puerto Rico - 17.4%
Puerto Rico
Series 06A
5.25%, 7/01/22	500	501,940
Puerto Rico (Pub Impr)
Series 01A
5.50%, 7/01/19	500	520,515
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	1,000	1,022,530
Series 08WW
5.375%, 7/01/23	1,120	1,150,946
XLCA Series 02-1
5.25%, 7/01/22	2,500	2,707,875
Puerto Rico HFA (Cap Fd Program)
5.00%, 12/01/17	3,160	3,218,302
Puerto Rico HFC SFMR (Mtg Rev) AMT
GNMA Series 01B
5.50%, 12/01/23	1,975	1,978,614
GNMA Series 01C
5.30%, 12/01/28	1,760	1,710,966
Puerto Rico IFA Hlth Fac (Ascension Hlth)
Series 00A
6.125%, 11/15/30	3,000	3,133,020
Puerto Rico Muni Fin Agy
Series 05A
5.25%, 8/01/23	275	276,279

Puerto Rico Pub Fin Corp. (Comwlth Appropriation Bonds)
MBIA Series 01A
5.00%, 8/01/31	2,875	3,013,402
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19	1,145	1,151,641

		20,386,030

Total Long-Term Municipal Bonds (cost $106,595,038)		108,123,359

Short-Term Municipal Notes - 6.5%
Alaska - 1.0%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj)
2.05%, 7/01/37 (c)	500	500,000
Series 03A
2.05%, 6/01/37 (c)	600	600,000

		1,100,000

Colorado - 1.7%
Colorado Ed & Cultural Fac Auth (National Jewish Fed Bd Proj-A1)
1.70%, 9/01/33 (c)	2,000	2,000,000

Florida - 1.3%
Polk Cnty IDA (Winter Haven Hosp Proj)
2.50%, 9/01/36 (c)	1,500	1,500,000

North Carolina - 0.4%
North Carolina Capl Fac Fin Agy (Queens College)
Series 2001
1.55%, 3/01/21 (c)	500	500,000

South Carolina - 2.1%
Berkeley Cnty Pollution Ctl
2.05%, 7/01/12 (c)	2,500	2,500,000

Total Short-Term Municipal Notes (cost $7,600,000)		7,600,000

Total Investments - 98.6% (cost $114,195,038)		115,723,359
Other assets less liabilities - 1.4%		1,619,741

Net Assets - 100.0%		$117,343,100

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$700	7/12/08	BMA	*	3.8154%	$3,559
Merrill Lynch	6,200	10/01/16	BMA	*	4.1475%	361,921

(a)	Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.
(b)	Variable rate coupon, rate shown as of June 30, 2008.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

+	An auction rate security whose interest rate resets at each auction date . Auctions are typically held every week or month. The rate shown is as of June 30, 2008 and the aggregate market value of this securitiy amounted to $ 525,000 or 0.5% of net assets.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

As of June 30, 2008, the Portfolio held 41% of net assets in insured bonds (of this amount 14% represents the Portfolio’s holding in pre-refunded bonds).

Glossary:

AMBAC	—	American Bond Assurance Corporation
AMT	—	Alternative Minimum Tax (subject to)
CDD	—	Community Development District
ETM	—	Escrow to Maturity
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance Inc.
GNMA	—	Government National Mortgage Association
HDA	—	Housing Development Authority
HEFA	—	Health & Education Facility Authority
HFA	—	Housing Finance Authority
HFC	—	Housing Finance Corporation
IDA	—	Industrial Development Authority/Agency
IFA	—	Industrial Finance Authority
MBIA	—	Municipal Bond Investors Assurance
MFHR	—	Multi-Family Housing Revenue
Q-SBLF	—	Qualified School Bond Loan Fund
SFMR	—	Single Family Mortgage Revenue
XLCA	—	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II—Minnesota Portfolio

Portfolio of Investments

June 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.4%
Long-Term Municipal Bonds - 93.9%
Minnesota - 93.9%
Bemidji Hlth Fac (North Country Hlth Svc)
RADIAN Series 02
5.00%, 9/01/31	$1,500	$1,426,830
Brooklyn Park MFHR (Brooks Landing) AMT
FNMA Series 99A
5.50%, 7/01/19	1,355	1,365,840
Cass Lake Sch Dist
FGIC
5.00%, 2/01/26	1,760	1,793,792
Chaska Elec Rev (Generating Fac)
Series 05A
5.25%, 10/01/25	1,000	1,025,950
Farmington ISD No 192
FSA Series 05B
5.00%, 2/01/24	3,875	4,006,401
Golden Valley Hlth Fac (Covenant Ret Comnty)
Series 99A
5.50%, 12/01/29	1,000	910,970
Hennepin Cnty Sales Tax
5.00%, 12/15/23	3,475	3,626,510
Maple Grove Hlth Care
5.00%, 5/01/22	650	644,833
Metropolitan Council Minneapolis-St Paul Metropolitan Area
5.00%, 3/01/22	5,000	5,229,450
Minneapolis & St. Paul Arpt Rev
MBIA Series 03A
5.00%, 1/01/28	1,500	1,492,605
Minneapolis & St. Paul Arpt Rev AMT
FGIC Series 00B
6.00%, 1/01/21	3,455	3,506,790

Minneapolis Common Bond Fund
Series 01G-3
5.45%, 12/01/31	1,500	1,603,695
Minneapolis Hlth Care Sys Rev (Allina Hlth Sys)
Series 02A
5.75%, 11/15/32	1,500	1,645,050
Minneapolis Hlth Care Sys Rev (Fairview Hlth Svc)
AMBAC Series 05D
5.00%, 11/15/30	1,000	978,850
Minneapolis MFHR (Bottineau Commons Proj) AMT
GNMA Series 02
5.45%, 4/20/43	2,000	1,912,880
Minneapolis MFHR (Sumner Field) AMT
GNMA Series 02
5.60%, 11/20/43	2,505	2,444,930
Minneapolis Pkg Assmt
MBIA Series 02
5.25%, 12/01/26	2,000	2,071,460
Minnesota Agriculture & Econ Dev Hlth Fac (Benedictine Hlth Sys)
MBIA Series 99
5.125%, 2/15/29	4,000	4,198,440
Minnesota Agriculture & Econ Dev Hlth Fac (Evangelical Lutheran Proj)
Series 02
6.00%, 2/01/22 - 2/01/27	2,880	2,977,741
Minnesota Agriculture & Econ Dev Hlth Fac (Prerefunded-Hlth Care Sys)
Series 00A
6.375%, 11/15/29	1,700	1,843,871
Minnesota Agriculture & Econ Dev Hlth Fac (Small Business Loan Proj) AMT
Series 00C
7.25%, 8/01/20	1,000	1,020,720
Series 00D
7.25%, 8/01/20	1,000	1,020,720
Minnesota Hgr Ed Fac Auth (Coll Art & Design)
Series 00-5D
6.75%, 5/01/26	1,000	1,072,080
Minnesota Hgr Ed Fac Auth (Hamline Univ)
Series 99-5B
6.00%, 10/01/29	1,250	1,259,387

Minnesota Hgr Ed Fac Auth (St Catherine Coll)
5.375%, 10/01/32	1,000	989,890
Minnesota Hgr Ed Fac Auth (Univ St Thomas)
Series 04-5
5.00%, 10/01/24	1,000	1,009,530
5.25%, 10/01/34	1,000	1,005,730
Minnesota Hsg Fin Agy SFMR AMT
Series 96F
6.30%, 1/01/28	505	506,914
Series 96G
6.25%, 7/01/26	820	822,632
Series 98H
6.05%, 7/01/31	1,590	1,604,405
Minnesota Muni Pwr Agy Elec Rev
5.25%, 10/01/21	3,000	3,109,410
Series 04A
5.25%, 10/01/24	500	511,435
Minnetonka MFHR (Archer Heights Apts Proj) AMT
GNMA Series 99A
5.30%, 1/20/27	1,620	1,622,689
North St Paul Maplewood ISD No. 622
FSA
5.00%, 8/01/20	3,425	3,628,137
Prior Lake ISD No. 719 (Sch Bldg)
FSA Series 05B
5.00%, 2/01/23	3,350	3,473,280
Shakopee Hlth Care Fac (St Francis Regl Med Ctr)
Series 04
5.10%, 9/01/25	600	561,492
Shoreview MFHR (Lexington Shores Proj) AMT
GNMA Series 01A
5.55%, 8/20/42	1,445	1,404,208
St. Cloud Hosp Rev (Saint Cloud Hosp)
FSA Series 00A
5.875%, 5/01/30	3,750	3,903,338
St. Paul Hsg & Redev Auth (Hltheast Proj)
Series 05
6.00%, 11/15/25	500	510,085
St. Paul Pkg Auth Rev (Block 19 Ramp)
FSA Series 02A
5.35%, 8/01/29	3,075	3,153,228
St. Paul Port Auth Lease Rev
Series 02
5.25%, 12/01/27	1,725	1,771,316

St. Paul Port Auth Lease Rev (Cedar St. Office Bldg)
Series 03
5.00%, 12/01/23	1,000	1,024,700
St. Paul Recreational Fac Gross Rev (Highland National Proj)
5.00%, 10/01/20 - 10/01/25	2,750	2,860,735
Waconia Hlth Care Fac Rev (Ridgeview Med Ctr)
RADIAN Series 99A
6.125%, 1/01/29	3,415	3,583,633
Western Minnesota Muni Pwr Agy
FSA
5.00%, 1/01/17	700	751,555
MBIA Series 03A
5.00%, 1/01/26 - 1/01/30	3,100	3,112,539
White Bear Lake MFHR (Renova Partners Proj) AMT
FNMA Series 01
5.60%, 10/01/30	1,000	994,870
Willmar Hosp Rev (Rice Mem Hosp Proj)
FSA Series 02
5.00%, 2/01/32	2,000	2,019,460

Total Long-Term Municipal Bonds (cost $91,604,136)		93,015,006

Short-Term Municipal Notes - 4.5%
Minnesota - 4.5%
Cohasset (Minnesota Pwr & Light Proj)
Series Ser 97b
1.55%, 6/01/13 (a)	500	500,000
Minnesota Hgr Ed Fac Auth (Carleton Coll)
Series 05D
1.40%, 4/01/35 (a)	3,000	3,000,000
Univ of Minnesota
1.60%, 12/01/36 (a)	1,000	1,000,000

Total Short-Term Municipal Notes (cost $4,500,000)		4,500,000

Total Investments - 98.4% (cost $96,104,136)		97,515,006
Other assets less liabilities - 1.6%		1,601,635

Net Assets - 100.0%		$99,116,641

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$500	7/12/08	BMA	*	3.8154%	$2,542
Merrill Lynch	3,500	8/01/16	BMA	*	4.0710%	179,372

(a)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

As of June 30, 2008, the Portfolio held 43% of net assets in insured bonds (of this amount 8% represents the Portfolio’s holding in pre-refunded bonds). 21% of the Portfolio’s insured bonds were insured by FSA.

Glossary:

AMBAC	—	American Bond Assurance Corporation
AMT	—	Alternative Minimum Tax (subject to)
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance Inc.
GNMA	—	Government National Mortgage Association
ISD	—	Independent School District
MBIA	—	Municipal Bond Investors Assurance
MFHR	—	Multi-Family Housing Revenue
RADIAN	—	Radian Group, Inc.
SFMR	—	Single Family Mortgage Revenue

AllianceBernstein Municipal Income Fund II—New Jersey Portfolio

Portfolio of Investments

June 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.8%
Long-Term Municipal Bonds - 89.1%
New Jersey - 70.9%
Bergen Cnty Impr Auth (Bergen Cnty Util)
5.00%, 12/15/17	$3,755	$4,100,535
Bergen Cnty Impr Auth (Wyckoff Twp Brd Ed Proj)
Series 05
5.00%, 4/01/25	1,555	1,611,587
Hoboken Parking Auth
AMBAC Series 01A
5.30%, 5/01/27	3,700	3,992,744
Lafayette Yard Comnty Dev Corp (Conv Ctr Hotel Proj)
MBIA Series 00
5.80%, 4/01/35	2,100	2,232,741
Landis Swr Auth Rev
FGIC Series 93
6.82%, 9/19/19 (a)	3,250	3,725,215
Middlesex Cnty Impr Auth
FNMA Series 01
5.25%, 7/01/21	750	772,793
Morris-Union Jointure Comnty COP
RADIAN Series 04
5.00%, 5/01/24	2,200	2,207,414
New Jersey Econ Dev Auth (American Wtr Co.) AMT
FGIC
6.875%, 11/01/34	5,000	5,007,950
New Jersey Econ Dev Auth (Hackensack Wtr Co.) AMT
MBIA Series 94B
5.90%, 3/01/24	4,000	4,006,000
New Jersey Econ Dev Auth (Kapkowski Rd)
Series 98B
6.50%, 4/01/28	4,500	4,708,530

New Jersey Econ Dev Auth (Liberty St Park Proj)
Series A
5.00%, 3/01/24	1,500	1,539,285
New Jersey Econ Dev Auth (Masonic Charity Fndtn Proj)
Series 01
5.50%, 6/01/31	1,000	1,014,530
Series 02
5.25%, 6/01/24	540	536,522
New Jersey Econ Dev Auth (New Jersey St Contract)		FSA
5.00%, 9/01/22	3,540	3,717,602
Series 05
5.25%, 3/01/25	3,300	3,427,413
New Jersey Econ Dev Auth (NUI Corp.) AMT
ACA Series 98A
5.25%, 11/01/33	2,200	1,946,802
New Jersey Econ Dev Auth (Pub Svc Elec & Gas) AMT
MBIA Series 94A
6.40%, 5/01/32	5,000	5,008,000
New Jersey Econ Dev Auth Sch Fac (New Jersey St Contract)
Series 04-I
5.25%, 9/01/24	2,510	2,744,158
New Jersey Ed Fac Auth (Hgr Ed Cap Impr) (Prerefunded)
AMBAC Series 02A
5.125%, 9/01/22	2,500	2,680,950
New Jersey Hgr Ed (Student Loan) AMT
MBIA Series 00A
6.15%, 6/01/19	705	707,743
New Jersey Hlth Care Fac (Atlantic City Med Ctr)
Series 02
5.75%, 7/01/25	975	1,002,602
New Jersey Hlth Care Fac (Bayshore Comnty Hosp)
RADIAN Series 02
5.125%, 7/01/32	9,250	8,826,350
New Jersey Hlth Care Fac (Good Shepard)
RADIAN Series 01A
5.20%, 7/01/31	1,350	1,316,412

New Jersey Hlth Care Fac (Kennedy Hlth Sys)
Series 01
5.625%, 7/01/31	2,700	2,734,425
New Jersey Hlth Care Fac (Newton Mem Hosp)
FSA Series 01
5.00%, 7/01/26	1,500	1,525,935
New Jersey Hlth Care Fac (Palisades Med Ctr)
ACA Series 99
5.25%, 7/01/28	1,000	870,280
New Jersey Hlth Care Fac (Southern Ocean Cnty Hosp)
RADIAN Series 01
5.125%, 7/01/31	4,500	4,281,300
New Jersey Hlth Care Fac (Wood Johnson)
Series 00
5.75%, 7/01/31	3,350	3,414,923
New Jersey Hlth Care Fac Fin Auth Rev (AHS Hosp Corp. Issue)
Series 08
5.125%, 7/01/22	1,000	1,010,520
New Jersey Hlth Care Fac Fin Auth Rev (Atlantic City Med) (Prerefunded)
5.75%, 7/01/25	900	976,626
New Jersey Hlth Care Fac Fin Auth Rev (St Clare’s Hosp Inc.)
RADIAN Series 04A
5.25%, 7/01/23	2,085	2,123,593
New Jersey Hsg & Mtg Fin Agy MFHR (Rental Hsg) AMT
FSA Series 00A1
6.35%, 11/01/31	2,000	2,023,480
New Jersey St Ed Fac Auth
5.00%, 7/01/23	3,480	3,635,963
New Jersey St Ed Fac Auth Rev (Ramapo Coll of New Jersey)
AMBAC Series 01D
5.00%, 7/01/31	1,000	1,055,690
FGIC Series 04E
5.00%, 7/01/28	1,000	1,072,090
New Jersey St Transp Auth
FGIC Series 06A
5.00%, 6/15/18	3,400	3,540,148
New Jersey St Transp Auth (Transp Sys)
Series 03C
5.50%, 6/15/24	3,750	4,109,513

Newark Hsg Auth (Newark Marine Terminal)
MBIA Series 04
5.25%, 1/01/21 - 1/01/22	3,580	3,872,092
North Hudson Swr Auth
MBIA Series 01A
Zero Coupon, 8/01/24	12,340	5,389,001
Port Auth NY & NJ (126th)
FGIC Series 02
5.25%, 5/15/37	2,500	2,409,925
Salem Cnty PCR (PSE&G Pwr) AMT
Series 01A
5.75%, 4/01/31	1,500	1,433,940
South Jersey Port Corp. (Marine Terminal) AMT
5.20%, 1/01/23	1,000	1,011,570
Union Cnty Impr Auth
MBIA Series 03A
5.25%, 8/15/23	2,885	3,002,823

		116,327,715

California - 0.6%
California St
Series 03
5.25%, 11/01/25	1,000	1,028,440

Florida - 3.0%
Crossings at Fleming Island CDD (Eagle Harbor)
Series 00C
7.10%, 5/01/30	2,500	2,523,125
Double Branch CDD (Oakleaf Village)
Series 02A
6.70%, 5/01/34	950	967,727
Hammock Bay CDD (Spl Assmt)
Series 04A
6.15%, 5/01/24	285	272,759
Northern Palm Beach Cnty Impr Dist (Unit Dev 27B)
Series 02
6.40%, 8/01/32	1,240	1,230,886

		4,994,497

Guam - 0.3%
Guam Govt (Wtr & Waste Sys Rev)
Series 05
6.00%, 7/01/25	500	502,830

Illinois - 0.8%
Antioch Village Spl Svc Area (Clublands Proj)
Series 03
6.625%, 3/01/33	1,000	858,520

Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj)
Series 05A
5.95%, 3/01/28	550	510,884

		1,369,404

New York - 4.8%
Port Auth NY & NJ (JFK Int’l Arpt Proj) AMT
MBIA Series 97-6
5.75%, 12/01/22	7,675	7,840,089

Ohio - 0.6%
Ohio St Hgr Ed Fac Rev (Case Western Univ Proj)
Series 08B-1
2.05%, 12/01/44 (b)	500	500,000
Port Auth of Columbiana Cnty SWFR (Apex Enviro LLC) AMT
Series 04A
7.125%, 8/01/25	500	500,260

		1,000,260

Pennsylvania - 1.2%
Allegheny Cnty Hosp (West Pennsylvania Hlth Sys)
Series 07A
5.00%, 11/15/17	420	387,089
Delaware River Joint Toll Brdg Rev (PA/NJ Bridge)
Series 03
5.00%, 7/01/28	1,625	1,633,547

		2,020,636

Puerto Rico - 5.5%
Puerto Rico
Series 06A
5.25%, 7/01/22	500	501,940
Puerto Rico (Pub Impr)
Series 01A
5.50%, 7/01/19	500	520,515
Series 04A
5.25%, 7/01/19	710	724,250
Puerto Rico Elec Pwr Auth
Series 08WW
5.375%, 7/01/23	2,165	2,224,819
Puerto Rico HFA (Cap Fd Program)
5.00%, 12/01/17	3,665	3,732,619
Univ of Puerto Rico Rev
Series 06Q
5.00%, 6/01/20	1,260	1,258,828

		8,962,971

Texas - 0.6%
Camino Real Regl Mobility Auth
5.00%, 2/15/22	905	906,928

Virginia - 0.8%
Broad Street CDD (Parking Fac)
Series 03
7.50%, 6/01/33	1,200	1,261,092

Total Long-Term Municipal Bonds (cost $144,117,930)		146,214,862

Short-Term Municipal Notes - 8.7%
Alaska - 3.7%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj)
2.05%, 7/01/37 (b)	1,500	1,500,000
Series 03A
2.05%, 6/01/37 (b)	1,000	1,000,000
Series 03B
2.05%, 7/01/37 (b)	3,000	3,000,000
Series 03C
2.05%, 7/01/37 (b)	500	500,000

		6,000,000

Colorado - 0.5%
Colorado Ed & Cultural Fac Auth (National Jewish Fed Bd Proj-A1)
1.70%, 9/01/33 (b)	500	500,000
Colorado Ed & Cultural Fac Auth (Natl Jewish Fed Bd Prog)
1.70%, 8/01/27 (b)	400	400,000

		900,000

Illinois - 2.4%
Romoeoville Rev (Lewis Univ)
1.70%, 10/01/36 (b)	3,900	3,900,000

Massachusetts - 0.9%
Massachusetts Dev Fin Auth (Justice Res Inst)
Series 2002
1.50%, 1/01/32 (b)	1,445	1,445,000

Washington - 0.9%
Washington St Nonprofit Hsg (Ref Emerald Heights Proj)
1.68%, 7/01/33 (b)	1,500	1,500,000

West Virginia - 0.3%
Marshall Cnty PCR (Mountaineer Carbon Co. Proj)
Series 85
1.70%, 12/01/20 (b)	500	500,000

Total Short-Term Municipal Notes (cost $14,245,000)		14,245,000

Total Investments - 97.8%
(cost $158,362,930)	160,459,862
Other assets less liabilities - 2.2%	3,665,655

Net Assets - 100.0%	$164,125,517

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$800	7/12/08	BMA	*	3.8154%	$4,068
Merrill Lynch	3,000	10/21/16	BMA	*	4.1285%	167,553

(a)	Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.
(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

As of June 30, 2008, the Portfolio held 51% of net assets in insured bonds (of this amount 9% represents the Portfolio’s holding in pre-refunded bonds). 20% of the Portfolio’s insured bonds were insured by MBIA.

Glossary:

ACA	—	ACA Capital
AMBAC	—	American Bond Assurance Corporation
AMT	—	Alternative Minimum Tax (subject to)
CDD	—	Community Development District
COP	—	Certificate of Participation
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance Inc.
HFA	—	Housing Finance Authority
MBIA	—	Municipal Bond Investors Assurance
MFHR	—	Multi-Family Housing Revenue
PCR	—	Pollution Control Revenue Bond
RADIAN	—	Radian Group, Inc.
SWFR	—	Solid Waste Facility Revenue

AllianceBernstein Municipal Income Fund II—Ohio Portfolio

Portfolio of Investments

June 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.2%
Long-Term Municipal Bonds - 94.8%
Ohio - 79.9%
Akron
MBIA Series 02
5.00%, 12/01/23	$1,000	$1,014,970
Brookville Sch Dist
FSA Series 03
5.00%, 12/01/26	2,000	2,158,940
Canton City Sch Dist
MBIA Series 04B
5.00%, 12/01/22 - 12/01/23	2,150	2,209,550
Central Ohio Solid Waste Auth
AMBAC Series 04B
5.00%, 12/01/21	2,035	2,108,240
Cincinnati Technical Comnty Coll
AMBAC Series 02
5.00%, 10/01/28	5,000	4,912,150
Cleveland
AMBAC Series 04
5.25%, 12/01/24	1,200	1,319,628
MBIA Series 02
5.25%, 12/01/27	4,380	4,727,816
Cleveland Cuyahoga Port Auth (Rita Proj)
RADIAN Series 04
5.00%, 11/15/19	1,850	1,865,947
Cleveland Cuyahoga Port Auth (Univ Heights Ohio-Pub Parking Proj)
Series 01
7.35%, 12/01/31	2,000	2,037,200
Cleveland Pub Pwr Sys Rev
FGIC Series 06A
5.00%, 11/15/18	2,165	2,233,566
Cleveland Wtrwks Rev
MBIA
5.00%, 1/01/23	2,500	2,587,425

Columbus Sch Dist
FGIC Series 03
5.00%, 12/01/24 - 12/01/25	4,730	5,062,897
Cuyahoga Cnty Hosp Fac Rev (Univ Hosp Hlth)
Series 00
7.50%, 1/01/30	1,900	1,967,906
Cuyahoga Cnty MFHR (Livingston Park Apts)
GNMA Series 02A
5.45%, 9/20/39	1,500	1,424,535
Cuyahoga Cnty MFHR (Longwood Proj) AMT
GNMA Series 01
5.60%, 1/20/43	3,620	3,549,410
Dayton Arpt Rev (James M Cox Dayton Int’l)
RADIAN Series 03A
5.00%, 12/01/23	1,280	1,258,355
Dayton Sch Dist (Administrative Fac Proj)
Series 03
6.00%, 12/01/19 - 12/01/21	3,040	3,270,086
Delaware Sch Dist
MBIA Series 04
5.00%, 12/01/19	1,340	1,395,838
Dublin Sch Dist
FSA Series 03
5.00%, 12/01/22	1,500	1,550,880
Erie Cnty Hosp Rev (Firelands Med Ctr)
Series 02A
5.625%, 8/15/32	1,500	1,483,305
Fairfield Cnty Hosp Rev (Fairfield Med Ctr Proj)
RADIAN Series 03
5.00%, 6/15/24	1,000	991,300
Franklin Cnty (OCLC Online Computer Library Ctr)
Series 98A
5.20%, 10/01/20	2,800	2,833,068
Franklin Cnty MFHR (Agler Green) AMT
GNMA Series 02A
5.65%, 5/20/32	770	768,044
5.80%, 5/20/44	1,150	1,139,788
Greater Cleveland Regl Transp Auth
MBIA Series 04
5.00%, 12/01/24	1,350	1,384,155

Hamilton City Sch Dist
MBIA
5.00%, 12/01/24	1,000	1,024,010
Hamilton Cnty (Prerefunded)
AMBAC Series B
5.25%, 12/01/32	10,525	11,096,718
Hamilton Cnty (Unrefunded)
AMBAC Series B
5.25%, 12/01/32	2,660	2,677,795
Hamilton Cnty Conv Fac Auth Rev
FGIC Series 04
5.00%, 12/01/23	1,330	1,349,644
Hamilton Cnty Hlth Fac (Twin Towers)
Series 99A
5.80%, 10/01/23	1,775	1,809,843
Lucas Cnty Hlth Fac (Altenheim Proj)
GNMA Series 99
5.50%, 7/20/40	3,200	3,227,520
Madeira City Sch Dist
MBIA Series 04
5.00%, 12/01/22 - 12/01/23	2,665	2,892,698
Oak Hills Ohio Loc Sch Dist
FSA Series 05
5.00%, 12/01/25	1,000	1,032,450
Ohio HFA SFMR (Mtg Rev) AMT
GNMA Series 02
5.375%, 9/01/33	1,700	1,639,922
GNMA Series 02-A2
5.60%, 9/01/34	150	145,993
GNMA Series 02-A3
5.50%, 9/01/34	860	859,656
Ohio St
Series 04A
5.00%, 6/15/22	3,000	3,104,370
Ohio St Bldg Auth (Adult Correctional Proj)
MBIA Series 04A
5.00%, 4/01/22	2,975	3,058,449
Ohio St Bldg Auth (St Fac-Admin Bldg Fd Proj)
FSA Series 05A
5.00%, 4/01/24	1,500	1,547,505
Ohio St Hgr Ed Fac Comnty (Denison Univ Proj)
Series 04
5.00%, 11/01/21 - 11/01/24	3,440	3,538,304
Ohio St Univ
MBIA Series 04
5.00%, 12/01/22	1,950	1,995,962

Ohio Swr & Solid Waste Disp Fac (Anheuser-Busch) AMT
Series 01
5.50%, 11/01/35	3,000	3,025,110
Ohio Wtr Dev Auth (Anheuser-Busch) AMT
Series 99
6.00%, 8/01/38 (a)	2,250	2,323,913
Pinnacle Comnty Fin Auth
Series A
6.00%, 12/01/22	2,070	1,959,172
Port Auth of Columbiana Cnty SWFR (Apex Enviro LLC) AMT
Series 04A
7.125%, 8/01/25	500	500,260
Princeton Sch Dist
MBIA Series 03
5.00%, 12/01/24	1,600	1,727,152
Riversouth Auth Rev (Area Redevelopment)
Series 04A
5.25%, 12/01/21 - 12/01/22	2,000	2,101,370
Series 05A
5.00%, 12/01/24	3,590	3,699,639
Steubenville Hosp Rev (Trinity Hlth)
Series 00
6.50%, 10/01/30	2,500	2,703,700
Toledo Lucas Cnty Port Auth (CSX Transp)
Series 92
6.45%, 12/15/21	1,270	1,329,360
Toledo Lucas Cnty Port Auth Rev (Cargill, Inc. Project)
Series 04B
4.50%, 12/01/15	2,500	2,490,575
Toledo Lucas Cnty Port Auth Rev (Crocker Park Proj)
Series 03
5.375%, 12/01/35	2,000	1,883,920
Toledo Sch Dist
FGIC Series 03B
5.00%, 12/01/23	2,940	2,960,639
Univ of Cincinnati COP (Univ Cincinnati Ctr Proj)
MBIA
5.00%, 6/01/24	4,470	4,537,631
Youngstown City Sch Dist
FSA
5.00%, 12/01/25	2,155	2,216,762

		129,715,041

California - 0.6%
California St
5.25%, 4/01/29	5	5,089
Series 04
5.20%, 4/01/26	1,000	1,020,300

		1,025,389

Florida - 2.1%
Collier Cnty IDA (Southern St Util) AMT
Series 96
6.50%, 10/01/25	200	200,384
Crossings at Fleming Island CDD (Eagle Harbor)
Series 00C
7.10%, 5/01/30	2,000	2,018,500
Double Branch CDD (Oakleaf Village)
Series 02A
6.70%, 5/01/34	920	937,167
Hammock Bay CDD (Spl Assmt)
Series 04A
6.15%, 5/01/24	300	287,115

		3,443,166

Georgia - 0.3%
Atlanta Tax Alloc (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	444,050

Illinois - 0.9%
Antioch Village Spl Svc Area (Deercrest Proj)
Series 03
6.625%, 3/01/33	977	852,951
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj)
Series 05A
5.95%, 3/01/28	565	524,817

		1,377,768

Pennsylvania - 0.2%
Allegheny Cnty Hosp (West Pennsylvania Hlth Sys)
Series 07A
5.00%, 11/15/17	425	391,697

Puerto Rico - 10.8%
Puerto Rico
Series 06A
5.25%, 7/01/22	500	501,940

Puerto Rico (Pub Impr)
Series 01A
5.50%, 7/01/19	500	520,515
Puerto Rico Conv Ctr Dist Auth (Hotel Occupancy Rev)
AMBAC Series 06A
5.00%, 7/01/18	1,370	1,396,208
Puerto Rico Conv Ctr Dist Auth Hotel Occupancy Rev
AMBAC Series 06A
5.00%, 7/01/19	5,000	5,072,350
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	2,530	2,555,553
5.375%, 7/01/24	1,030	1,056,831
Puerto Rico Govt Dev Bank (Sr Notes)
Series 06B
5.00%, 12/01/15	500	510,215
Puerto Rico Muni Fin Agy
Series 05A
5.25%, 8/01/23	375	376,744
Puerto Rico Tobacco Settlement Rev (Childrens Trust Fund)
Series 00
6.00%, 7/01/26	4,000	4,228,240
Univ of Puerto Rico Rev
5.00%, 6/01/22	1,350	1,331,316

		17,549,912

Total Long-Term Municipal Bonds (cost $152,513,656)		153,947,023

Short-Term Municipal Notes - 4.4%
Alaska - 2.2%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj)
2.05%, 7/01/37 (b)	500	500,000
Series 03A
2.05%, 6/01/37 (b)	500	500,000
Series 03B
2.05%, 7/01/37 (b)	2,500	2,500,000

		3,500,000

Florida - 0.9%
Alachua Cnty Hlth Fac Auth
2.50%, 12/01/32 (b)	500	500,000
Brevard Cnty Hlth Fac Auth (Hlth First Inc.)
2.50%, 8/01/14 (b)	1,000	1,000,000

		1,500,000

Massachusetts - 0.3%
Massachusetts St (Central Artery)
Series 00A
2.10%, 12/01/30 (b)	500	500,000

Michigan - 0.2%
Michigan Strategic Fund
1.75%, 12/01/33 (b)	350	350,000

Rhode Island - 0.3%
Rhode Island Hlth & Ed Bldg Corp.
1.55%, 4/01/35 (b)	500	500,000

Washington - 0.5%
Washington St Housing Fin Commission (Seattle Art Museum Proj)
2.35%, 7/01/33 (b)	800	800,000

Total Short-Term Municipal Notes (cost $7,150,000)		7,150,000

Total Investments - 99.2% (cost $159,663,656)		161,097,023
Other assets less liabilities - 0.8%		1,270,967

Net Assets - 100.0%		$162,367,990

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$900	7/12/08	BMA	*	3.8154%	$4,576
Merrill Lynch	3,600	8/01/16	BMA	*	4.0710%	184,497

(a)	Variable rate coupon, rate shown as of June 30, 2008.
(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

As of June 30, 2008, the Portfolio held 50% of net assets in insured bonds (of this amount 18% represents the Portfolio’s holding in pre-refunded bonds). 18% and 18% of the Portfolio’s insured bonds were insured by AMBAC and MBIA, respectively.

Glossary:

AMBAC	—	American Bond Assurance Corporation
AMT	—	Alternative Minimum Tax (subject to)
CDD	—	Community Development District
COP	—	Certificate of Participation
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance Inc.
GNMA	—	Government National Mortgage Association
HFA	—	Housing Finance Authority
IDA	—	Industrial Development Authority/Agency
MBIA	—	Municipal Bond Investors Assurance
MFHR	—	Multi-Family Housing Revenue
RADIAN	—	Radian Group, Inc.
SFMR	—	Single Family Mortgage Revenue
SWFR	—	Solid Waste Facility Revenue

AllianceBernstein Municipal Income Fund II—Pennsylvania Portfolio

Portfolio of Investments

June 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.5%
Long-Term Municipal Bonds - 96.0%
Pennsylvania - 76.5%
Allegheny Cnty Hgr Ed (Thiel Coll)
ACA Series 99A
5.375%, 11/15/19 - 11/15/29	$2,500	$2,367,135
Allegheny Cnty Hosp (South Hills Hlth)
Series 00B
6.75%, 5/01/25	1,555	1,667,084
Allegheny Cnty Hosp (West Pennsylvania Hlth Sys)
5.00%, 11/15/28	200	165,588
Series 07A
5.00%, 11/15/17	800	737,312
Allegheny Cnty IDA (Residential Reserves Inc Proj)
5.00%, 9/01/21	500	465,670
Allegheny Cnty IDA (Residential Reserves Inc Proj))
Series 01
6.60%, 9/01/31	1,540	1,699,082
Allegheny Cnty IDA (USX Corp.)
Series 98
5.50%, 12/01/29	2,680	2,553,584
Allegheny Cnty Redev Auth Rev (Pittsburgh Mills Proj)
5.60%, 7/01/23	1,500	1,442,640
Allegheny Cnty Sanitation Auth Swr Rev
MBIA Series 05A
5.00%, 12/01/24	7,490	7,558,908
Butler Cnty
FGIC Series 03
5.25%, 7/15/26	1,625	1,760,639
Chester Upland Sch Dist
4.30%, 5/15/14	1,705	1,716,492
Coatesville Sch Dist
5.00%, 8/01/23	6,500	6,784,115

Crawford Cnty Hlth Fac (Westbury Methodist)
Series 99
6.25%, 8/15/29	1,600	1,473,456
Delaware Cnty Hgr Ed (Eastern Coll)
Series 99
5.625%, 10/01/28	2,500	2,376,675
Ephrata Area Sch Dist (Prerefunded)
FGIC Series 05
5.00%, 3/01/22	1,000	1,078,530
Harrisburg Arpt Auth (Susquehanna Arpt Proj) AMT
Series 99
5.50%, 1/01/24	3,490	3,203,366
Lancaster Swr Auth Rev
MBIA Series 04
5.00%, 4/01/22	1,330	1,365,950
Lehigh Northampton Arpt Auth
MBIA Series 00
6.00%, 5/15/30	4,400	4,458,388
Lycoming Cnty Hgr Ed (Coll of Technology)
AMBAC Series 02
5.25%, 5/01/32	2,250	2,282,513
McKean Cnty Hosp Auth Rev (Bradford Hosp Proj)
ACA
5.00%, 10/01/17	1,205	1,104,286
Meadville
XLCA
5.00%, 10/01/25	3,080	3,092,782
Montgomery Cnty Hgr Ed (Beaver Coll)
RADIAN Series 99
5.70%, 4/01/27	6,000	6,171,180
Montgomery Cnty Hosp Rev (Abington Mem Hosp)
Series 02A
5.125%, 6/01/32	3,000	2,832,180
Montgomery Cnty IDA (Whitemarsh Continuing Care Ret Comnty)
6.00%, 2/01/21	415	395,960
New Wilmington Muni Auth Rev (Westminster Coll Proj)
RADIAN
5.00%, 5/01/27	1,040	1,006,647

Pennsylvania Econ Dev Auth (Amtrak) AMT
Series 01A
6.375%, 11/01/41	3,000	3,013,260
Pennsylvania EDA (30th St Station) AMT
ACA Series 02
5.875%, 6/01/33	2,085	1,944,534
Pennsylvania Hgr Ed Fac Auth Rev (Dickinson Coll)
RADIAN Series 03AA-1
5.00%, 11/01/26	1,000	969,580
Pennsylvania Hgr Ed Fac Auth Rev (Univ Hlth Sys)
AMBAC Series 05A
5.00%, 8/15/20	2,000	2,082,460
Pennsylvania Hgr Ed Fac Auth Rev (UPMC Hlth Sys)
Series 01A
6.00%, 1/15/31	2,405	2,507,790
Pennsylvania IDA
5.50%, 7/01/23	1,060	1,091,206
Philadelphia IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24	350	308,154
Philadelphia IDA Lease Rev
FSA Series 01B
5.25%, 10/01/30	8,000	8,614,480
Philadelphia Sch Dist Lease Rev
FSA Series 03
5.25%, 6/01/26	5,000	5,419,700
Pittsburgh
FSA Series 06C
5.25%, 9/01/17	5,000	5,387,950
Pittsburgh Pub Pkg Auth Rev
FGIC Series 05A
5.00%, 12/01/19	2,435	2,469,504
Pittsburgh Urban Redev Auth SFMR (Mtg Rev) AMT
FHA Series 97A
6.25%, 10/01/28	790	793,784
Potter Cnty Hosp Rev (Charles Cole Mem)
RADIAN Series 96
6.05%, 8/01/24	4,340	4,352,586
South Ctr Gen Auth (Wellspan Hlth)
MBIA Series 01
5.25%, 5/15/31	795	806,877

South Ctr Gen Auth (Wellspan Hlth) (Prerefunded)
MBIA Series 01
5.25%, 5/15/31	3,905	4,175,890
South Ctrl Gen Auth (Hanover Hosp Inc.)
RADIAN
5.00%, 12/01/25	1,570	1,551,961
St Pub Sch Bldg Auth Sch Rev (Colonial Northampton Inter Unit 20)
FGIC Series 05
5.00%, 5/15/26	2,025	2,054,261
Wilkes-Barre Fin Auth (Wilkes Univ Proj)
5.00%, 3/01/22	510	494,741

		107,798,880

Florida - 3.3%
Collier Cnty IDA (Southern St Util) AMT
Series 96
6.50%, 10/01/25	400	400,768
Crossings at Fleming Island CDD (Eagle Harbor)
Series 00C
7.10%, 5/01/30	2,000	2,018,500
Double Branch CDD (Oakleaf Village)
Series 02A
6.70%, 5/01/34	1,015	1,033,940
Hammock Bay CDD (Spl Assmt)
Series 04A
6.15%, 5/01/24	300	287,115
Northern Palm Beach Cnty Impr Dist (Unit Dev 27B)
Series 02
6.40%, 8/01/32	900	893,385

		4,633,708

Guam - 0.7%
Guam Govt (Wtr & Waste Sys Rev)
Series 05
6.00%, 7/01/25	500	502,830
Guam Int’l Arpt Auth
MBIA Series 03B
5.25%, 10/01/23	500	517,075

		1,019,905

Illinois - 1.5%
Antioch Village Spl Svc Area (Deercrest Proj)
Series 03
6.625%, 3/01/33	1,000	873,030
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj)
Series 05A
5.95%, 3/01/28	465	431,929
Yorkville CFD (Raintree Village)
Series 03
6.875%, 3/01/33	800	809,032

		2,113,991

Maryland - 0.5%
Maryland HEFA (Upper Chesapeake Hosp)
FSA
3.75%, 1/01/43 (a)(b)+	625	625,000

Puerto Rico - 11.0%
Puerto Rico (Pub Impr)
5.25%, 7/01/23	500	500,970
Series 01A
5.50%, 7/01/19	500	520,515
Puerto Rico Elec Pwr Auth
5.00%, 7/01/22	800	800,568
5.375%, 7/01/24	1,530	1,569,857
Puerto Rico Hwy & Transp Auth
FGIC Series 03
5.25%, 7/01/14	3,195	3,236,950
FGIC Series 03G
5.25%, 7/01/14	3,335	3,393,529
FSA
5.00%, 7/01/27	4,000	4,162,052
Puerto Rico Muni Fin Agy
Series 05A
5.25%, 8/01/23	300	301,395
Puerto Rico Pub Bldg Auth
5.50%, 7/01/22	345	352,607
Univ of Puerto Rico Rev
5.00%, 6/01/22	655	645,935

		15,484,378

Texas - 0.6%
Camino Real Regl Mobility Auth
5.00%, 2/15/22	845	846,800

Virgin Islands - 1.9%
Virgin Islands Pub Fin Auth (Virgin Islands Gross Receipts Taxes Loan Note)
FSA Series 03
5.00%, 10/01/13 - 10/01/14	675	718,804
5.25%, 10/01/15 - 10/01/17	1,840	1,964,362

		2,683,166

Total Long-Term Municipal Bonds (cost $133,470,851)		135,205,828

Short-Term Municipal Notes - 2.5%
Alaska - 0.3%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj)
Series 03B
2.05%, 7/01/37 (b)	500	500,000

Colorado - 0.4%
Colorado Ed & Cultural Fac Auth (Natl Jewish Fed Bd Prog)
1.70%, 2/01/25 (b)	550	550,000

Florida - 1.4%
Jacksonville Econ Dev Commission
1.50%, 10/01/15 (b)	2,000	2,000,000

West Virginia - 0.4%
Marshall Cnty PCR (Mountaineer Carbon Co. Proj)
Series 85
1.70%, 12/01/20 (b)	500	500,000

Total Short-Term Municipal Notes (cost $3,550,000)		3,550,000

Total Investments - 98.5% (cost $137,020,851)		138,755,828
Other assets less liabilities - 1.5%		2,078,825

Net Assets - 100.0%		$140,834,653

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$700	7/12/08	BMA	*	3.8154%	$3,559

(a)	Variable rate coupon, rate shown as of June 30, 2008.
(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

+	An auction rate security whose interest rate resets at each auction date . Auctions are typically held every week or month. The rate shown is as of June 30, 2008 and the aggregate market value of this security amounted to $ 625,000 or 0.4% of net assets.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

As of June 30, 2008, the Portfolio held 66% of net assets in insured bonds (of this amount 21% represents the Portfolio’s holding in pre-refunded bonds). 24% of the Portfolio’s insured bonds were insured by FSA.

Glossary:

ACA	—	ACA Capital
AMBAC	—	American Bond Assurance Corporation
AMT	—	Alternative Minimum Tax (subject to)
CDD	—	Community Development District
CFD	—	Community Facilities District
EDA	—	Economic Development Agency
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance Inc.
HEFA	—	Health & Education Facility Authority
IDA	—	Industrial Development Authority/Agency
MBIA	—	Municipal Bond Investors Assurance
PCR	—	Pollution Control Revenue Bond
RADIAN	—	Radian Group, Inc.
SFMR	—	Single Family Mortgage Revenue
XLCA	—	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II—Virginia Portfolio

Portfolio of Investments

June 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.2%
Long-Term Municipal Bonds - 90.8%
Virginia - 80.7%
Albemarle Cnty Ed Fac (The Convent Sch)
Series 01A
7.75%, 7/15/32	$4,260	$4,478,836
Arlington Cnty IDA Rev Swr Rev (Ogden Martin) AMT
FSA Series 98B
5.25%, 1/01/09	2,295	2,328,553
Arlington Cnty MFHR (Arlington View Terrace) AMT
FNMA Series 01
5.15%, 11/01/31	1,550	1,550,666
Arlington IDA Hosp Rev (Arlington Hlth Sys) (Prerefunded)
Series 01
5.25%, 7/01/31	5,900	6,315,655
Bell Creek CDD
Series 03A
6.75%, 3/01/22	200	200,286
Broad Street CDD (Parking Fac)
Series 03
7.50%, 6/01/33	1,500	1,576,365
Celebrate North CDD Spl Assmt Rev
Series 03B
6.60%, 3/01/25	1,250	1,255,813
Chesterfield Cnty (Elec & Pwr Co)
Series 02
5.875%, 6/01/17	3,800	3,972,938
Dinwiddie Cnty IDA (Lease Rev)
MBIA Series 04B
5.00%, 2/15/24	3,200	3,278,464

Dulles Town CDA (Dulles Town Ctr Proj)
Series 98
6.25%, 3/01/26	1,990	1,901,823
Fairfax Cnty Econ Dev Auth (Goodwin House Inc.)
5.00%, 10/01/22	1,000	945,310
Fairfax Wtr Auth Rev
Series 02
5.00%, 4/01/32	3,380	3,417,687
Greater Richmond Hotel Tax Rev (Conv Ctr Proj)
Series 00
6.25%, 6/15/32	6,000	6,455,220
Hampton
MBIA
5.00%, 1/15/20	6,105	6,421,605
Hampton Conv Ctr Rev
AMBAC Series 02
5.00%, 1/15/35	5,150	5,168,540
Hampton Roads Sanitation Dist
5.00%, 4/01/25	5,050	5,243,062
Harrisonburg IDA
AMBAC
5.00%, 8/15/22 - 8/15/24	4,435	4,450,238
Harrisonburg IDA (Rockingham Memorial Hosp)
AMBAC
5.00%, 8/15/25	3,415	3,395,398
Harrisonburg MFHR (Greens of Salem Run) AMT
FSA Series 97
6.30%, 4/01/29	1,110	1,115,483
James City Cnty Econ Dev Auth (Lease Rev Bonds)
FSA
5.00%, 6/15/22	4,385	4,594,340
James City Cnty SWR (Anheuser Busch Proj) AMT
Series 97
6.00%, 4/01/32	4,200	4,199,370
Newport Comnty Dev Auth (Spl Assmt)
5.50%, 9/01/26	1,000	858,960
Newport News Hlth Care Fac (Mennowood)
GNMA Series 96A
6.25%, 8/01/36	2,580	2,609,257

Newport News MFHR (Walker Village Proj) AMT
GNMA Series 02A
5.55%, 9/20/34	1,880	1,841,686
5.65%, 3/20/44	1,660	1,632,560
Norfolk
5.00%, 4/01/21	7,800	8,170,812
Norfolk Arpt Auth Rev (Air Cargo) AMT
FGIC Series 01B
5.30%, 7/01/25	10,000	10,038,400
Series 02
6.25%, 1/01/30	985	973,535
Northwestern Regl Jail Auth Fac Rev
MBIA
5.00%, 7/01/25	1,500	1,531,035
Pocahontas Pkwy Assoc Toll Rd Rev (Prerefunded)
Series 98B
Zero Coupon, 8/15/15	750	514,920
Portsmouth (Unrefunded Ref & Pub Util)
FGIC Series B
5.00%, 6/01/26	95	95,035
Prince William MFHR (Woodwind Gables) AMT
AMBAC Series 01A
5.30%, 12/01/34	2,860	2,689,801
Reynolds Crossing CDD
5.10%, 3/01/21	2,150	1,901,245
Richmond
FSA Series 05A
5.00%, 7/15/22	2,500	2,597,525
Suffolk
MBIA
5.00%, 2/01/20	3,000	3,144,840
Upper Occoquan Sewage Auth Rev
FSA
5.00%, 7/01/25	2,500	2,581,875
Virginia Beach MFHR (Beth Sholom Terrace)
GNMA Series 02
5.40%, 4/01/44	2,900	2,859,052
Virginia Beach Wtr & Swr Rev
5.00%, 10/01/30	2,000	2,030,200
Virginia Biotechnology Auth (Consolidated Laboratories Proj)
Series 01
5.00%, 9/01/21	4,170	4,289,971
Virginia Coll Bldg Auth
5.00%, 9/01/16 - 4/01/23	1,220	1,255,344

Virginia Coll Bldg Auth (Pub Hgr Ed Fin Program)
5.00%, 9/01/16	5,615	6,030,061
Series 05A
5.00%, 9/01/17	5,890	6,287,339
Virginia HDA MFHR (Rental Hsg) AMT
Series 02B
5.50%, 4/01/27	5,000	5,013,650
Series 99
5.95%, 2/01/23	5,525	5,577,156
Virginia HDA SFMR (Mtg Rev) AMT
Series 01D
5.40%, 6/01/24	3,155	3,171,785
Virginia Port Auth Rev (Newport News) AMT
Series 02
5.00%, 7/01/27	1,000	1,000,000
5.125%, 7/01/24	4,000	4,064,920
Virginia Small Business Fin Auth
5.125%, 9/01/22	710	676,602
Watkins Centre Comnty Dev Auth
5.40%, 3/01/20	600	545,652

		156,248,870

Georgia - 0.2%
Atlanta Tax Alloc (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	444,050

Illinois - 0.7%
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj)
Series 05A
5.95%, 3/01/28	465	431,929
Yorkville CFD (Raintree Village)
Series 03
6.875%, 3/01/33	1,000	1,011,290

		1,443,219

Puerto Rico - 9.2%
Puerto Rico (Pub Impr)
Series 01A
5.50%, 7/01/19	500	520,515
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	800	808,080
MBIA
5.50%, 7/01/17	5,000	5,317,050

Puerto Rico Govt Dev Bank (Sr Notes)
Series 06B
5.00%, 12/01/15	500	510,215
Puerto Rico HFA (Cap Fndtn Program)
5.00%, 12/01/20	4,870	4,869,805
Puerto Rico Hwy & Transp Auth
FGIC Series 03
5.25%, 7/01/14	1,760	1,783,109
FGIC Series 03G
5.25%, 7/01/14	1,840	1,872,292
Puerto Rico Muni Fin Agy
Series 05A
5.25%, 8/01/23	340	341,581
Univ of Puerto Rico Rev
5.00%, 6/01/22	1,740	1,715,919

		17,738,566

Total Long-Term Municipal Bonds (cost $176,057,338)		175,874,705

Short-Term Municipal Notes - 7.4%
Virginia - 0.9%
Montgomery Cnty IDA (Virgina Tech Fndtn)
2.75%, 6/01/35 (a)	500	500,000
Richmond IDA (Church Sch in the Diocese of Virginia)
2.73%, 12/01/31 - 5/01/35 (a)	1,200	1,200,000

		1,700,000

Alaska - 2.9%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj)
2.05%, 7/01/37 (a)	2,000	2,000,000
Series 03C
2.05%, 7/01/37 (a)	3,600	3,600,000

		5,600,000

Colorado - 0.8%
Colorado Ed & Cultural Fac Auth (National Jewish Federation Bond Program)
1.70%, 6/30/36 (a)	1,000	1,000,000
Series A-9
1.70%, 9/01/36 (a)	500	500,000

		1,500,000

Florida - 1.1%
Brevard Cnty Hlth Fac Auth (Hlth First Inc.)
2.50%, 8/01/14 (a)	500	500,000
Jacksonville Hlth Fac Auth (Baptist Hlth Sys)
2.50%, 8/15/34 (a)	1,700	1,700,000

		2,200,000

Iowa - 0.8%
Iowa Hgr Ed Loan Auth
1.95%, 11/01/36 (a)	1,500	1,500,000

New York - 0.4%
New York City Muni Wtr Fin Auth
2.40%, 6/15/32 (a)	800	800,000

North Carolina - 0.2%
North Carolina Med Care Commission
2.50%, 10/01/37 (a)	500	500,000

Rhode Island - 0.3%
Rhode Island Hlth & Ed Bldg Corp.
1.55%, 4/01/35 (a)	500	500,000

Total Short-Term Municipal Notes (cost $14,300,000)		14,300,000

Total Investments - 98.2% (cost $190,357,338)		190,174,705
Other assets less liabilities - 1.8%		3,502,416

Net Assets - 100.0%		$193,677,121

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$7,000	12/01/17	BMA	*	3.7920%	$193,326
Merrill Lynch	900	7/12/08	BMA	*	3.8154%	4,576

(a)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

As of June 30, 2008, the Portfolio held 32% of net assets in insured bonds (of this amount 0% represents the Portfolio’s holding in pre-refunded bonds).

Glossary:

AMBAC	—	American Bond Assurance Corporation
AMT	—	Alternative Minimum Tax (subject to)
CDA	—	Community Development Administration
CDD	—	Community Development District
CFD	—	Community Facilities District
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance Inc.
GNMA	—	Government National Mortgage Association
HDA	—	Housing Development Authority
HFA	—	Housing Finance Authority
IDA	—	Industrial Development Authority/Agency
MBIA	—	Municipal Bond Investors Assurance
MFHR	—	Multi-Family Housing Revenue
SFMR	—	Single Family Mortgage Revenue
SWR	—	Solid Waste Revenue

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Municipal Income Fund II

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: August 20, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: August 20, 2008